PRINCIPAL ACTIVITIES AND ORGANIZATION - Divestitures (Details) $ in Thousands		1 Months Ended		3 Months Ended			12 Months Ended
	Jan. 16, 2020 CNY (¥)	Jul. 23, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 24, 2020 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration			¥ 276,419,000
Proceeds from disposal of subsidiaries, net of cash disposed (Note 4)	¥ 295,000,000		¥ 295,000,000	¥ 157,013,000	$ 22,174
Net loss from continuing operations				(2,034,385,000)	$ (287,313)	¥ (295,539,000)	¥ (1,327,678,000)	¥ (1,351,761,000)	¥ (1,268,824,000)
Accumulated deficit				¥ (15,488,827,000)			¥ (12,669,165,000)	¥ (10,680,489,000)		$ (2,187,440)
Salvage car related business | Discontinued business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration	¥ 330,000,000
2B online used car auction business | Discontinued business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | $											$ 105,000
SUBSEQUENT EVENTS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Guarantee settlement amount		¥ 372,000,000
SUBSEQUENT EVENTS | Supplemental agreement with Webank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Guarantee settlement amount		¥ 372,000,000
SUBSEQUENT EVENTS | Notes 2020 and 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of trading days		30
Volume weighted average stock price percentage		78.00%
Number of shares issued upon conversion		136,279,973
SUBSEQUENT EVENTS | Maximum | Supplemental agreement with Webank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Guarantee settlement amount		¥ 84,000,000